BUSINESS COMBINATIONS - Fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition (Details) - Doruk Finansman A. - TRY (₺)	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2022
Current assets
Cash and cash equivalents		₺ 2,089,000
Loan receivables		20,471,000
Other current assets		1,535,000
Total current assets		24,095,000
Non-current assets
Property and equipment		72,000
Intangible assets		550,000
Right of use assets		623,000
Total non-current assets		1,245,000
Total assets		25,340,000
Current liabilities
Trade payables		701,000
Provisions		615,000
Employee benefit obligations		215,000
Lease liabilities		645,000
Other current liabilities		132,000
Total current liabilities		2,308,000
Non-current liabilities
Employee benefit obligations		384,000
Total non-current liabilities		384,000
Total liabilities		2,692,000
Fair value of total net assets		₺ 22,648,000
Revenue of combined entity as if combination occurred at beginning of period	₺ 677,500